ASSETS HELD FOR SALE - Narrative (Details) - 378 MW U.S. Hydroelectric Portfolio		12 Months Ended
	Dec. 31, 2022 MW	Dec. 31, 2022 MW
Statement [Line Items]
Hydro power capacity	378	378
Proportion of ownership interest		50.00%
Economic interest held	22.00%